In-Licensing arrangement - Fair value of the warrant, assumptions (Details) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares	Aug. 07, 2021 USD ($) $ / shares
Fair value of the warrant Assumptions
Fair value of the warrant | $	$ 2,452	$ 15,000
Exercise price (in US$ per share)
Significant inputs into the valuation model:
Warrants measurement input	11.50	11.50
Share price (in US$ per share)
Significant inputs into the valuation model:
Warrants measurement input	2.50	6.47
Expected volatility (note (a))
Significant inputs into the valuation model:
Warrants measurement input	0.7203	0.7448
Risk-free interest rate (note (b))
Significant inputs into the valuation model:
Warrants measurement input	0.0105	0.0059
Remaining contractual life of the warrant (in years)
Significant inputs into the valuation model:
Warrants measurement input	3.60	4.00
Expected dividend yield (note (c))
Significant inputs into the valuation model:
Warrants measurement input	0	0